Financial instruments - fair values and risk management - Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies (Parenthetical) (Details) - Not designated as cash flow hedging instruments - Forward contract - Currency risk
	Dec. 31, 2025	Dec. 31, 2024
€ exchange rate +10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Increase exchange Rate	10.00%	10.00%
€ exchange rate +5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Increase exchange Rate	5.00%	5.00%
€ exchange rate -5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Decrease exchange rate	5.00%	5.00%
€ exchange rate -10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Decrease exchange rate	10.00%	10.00%